UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23289

 NAME OF REGISTRANT:                     Angel Oak Strategic Credit
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: One Buckhead Plaza
                                         3060 Peachtree Road NW Suite
                                         500
                                         Atlanta, GA 30305

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dory S. Black, Esq., President
                                         One Buckhead Plaza
                                         3060 Peachtree Rd. NW, Suite
                                         500
                                         Atlanta, GA 30305

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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Angel Oak Strategic Credit Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Strategic Credit Fund
By (Signature)       /s/ Dory S. Black
Name                 Dory S. Black
Title                President
Date                 08/22/2018